Fees Summary	Jan. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,967,599,975.00
Previously Paid Amount	13,810.00
Total Fee Amount	271,725.56
Total Offset Amount	0.00
Net Fee	$ 257,915.56